Ordinary Shares (Details) - $ / shares			12 Months Ended
	Aug. 09, 2022	Jul. 20, 2022	Dec. 31, 2024	Sep. 27, 2024	Mar. 01, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 28, 2022
Class of Stock [Line Items]
Number of founders shares held in class A ordinary shares that may convert into class B ordinary shares			112,744,651
Treasury shares, shares issued			4,224,356			6,454,198
Common Stock [Member]
Class of Stock [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001
Employee Options [Member]
Class of Stock [Line Items]
Treasury shares, shares outstanding			7,241,955
Treasury shares, shares issued			7,241,955
Vested RSAs [Member]
Class of Stock [Line Items]
Treasury shares, shares outstanding						5,012,112
Treasury shares, shares issued						5,012,112
SK GROWTH OPPORTUNITIES CORPORATION [Member]
Class of Stock [Line Items]
Preference shares, shares authorized			990,000			990,000
Preference shares, par value (in Dollars per share)			$ 0.0001			$ 0.0001
Preference shares, issued
Preference shares outstanding
Warrants expire years			5 years
Issue price per share (in Dollars per share)			$ 9.2
Percentage of public warrants			115.00%
SK GROWTH OPPORTUNITIES CORPORATION [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Private Placement Warrants outstanding						10,480,000
Exercise price per share (in Dollars per share)			$ 9.2
Percentage of public warrants			180.00%
Per share redemption (in Dollars per share)			$ 18
Price per warrant (in Dollars per share)			$ 0.01
SK GROWTH OPPORTUNITIES CORPORATION [Member] | Private Placement Warrants [Member]
Class of Stock [Line Items]
Private Placement Warrants outstanding			6,792,000			6,792,000
SK GROWTH OPPORTUNITIES CORPORATION [Member] | Warrant [Member]
Class of Stock [Line Items]
Exercise price per share (in Dollars per share)			$ 11.5
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized			4,000,000,000			4,000,000,000
Common stock, shares issued			143,531,581			143,531,581
Common stock, shares outstanding			139,307,224			137,077,382
Common stock, par value (in Dollars per share)			$ 0.0001			$ 0.0001
Ordinary shares, voting rights			one
Number of founders shares held in class A ordinary shares that may convert into class B ordinary shares						112,744,651
Treasury shares, shares outstanding			11,466,312			11,466,312
Class A Ordinary Shares [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member]
Class of Stock [Line Items]
Common stock, shares authorized			9,000,000,000			9,000,000,000
Common stock, shares issued
Common stock, shares outstanding
Common stock, par value (in Dollars per share)			$ 0.0001			$ 0.0001
Temporary equity, shares outstanding			9,732,960			10,056,597
Additional units			1,279,536
Total equity proceed			60.00%
Class A Ordinary Shares [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Exceeds per share (in Dollars per share)			$ 18
Class A Ordinary Shares [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member] | Warrant [Member]
Class of Stock [Line Items]
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized			1,000,000,000			1,000,000,000
Common stock, shares issued
Common stock, shares outstanding
Common stock, par value (in Dollars per share)			$ 0.0001			$ 0.0001
Ordinary shares, voting rights			20
Class B Ordinary Shares [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member]
Class of Stock [Line Items]
Common stock, shares authorized			999,000,000			999,000,000
Common stock, shares issued			5,240,000			5,240,000	5,240,000
Common stock, shares outstanding			5,240,000			5,240,000	5,240,000
Common stock, par value (in Dollars per share)			$ 0.0001			$ 0.0001
Aggregate shares			750,000
Percentage of conversion of shares			20.00%
Class B Ordinary Shares [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Common stock, shares outstanding			5,750,000
Shares issued percentage			20.00%
Over-Allotment Option [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member]
Class of Stock [Line Items]
Forfeitures shares	510,000
Issue price per share (in Dollars per share)		$ 10						$ 10
Over-Allotment Option [Member] | Class B Ordinary Shares [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member]
Class of Stock [Line Items]
Additional units		960,000